TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables

	As of December 31,
	2019	2018

Accounts receivable (1)	146,382	101,754
Unbilled revenue	13,970	13,101
Subtotal	160,352	114,855
Less: Allowance for doubtful accounts	(3,676)	(3,957)
TOTAL	156,676	110,898

(1)	Includes amounts due from related parties of 91 and 993 as of December 31, 2019 and 2018 (see note 23.1).

Analysis of age of financial assets that are past due but not impaired
The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2019 and 2018.

December 31, 2019	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	21,165	8,852	3,091	829	410	3,867	38,214
Lifetime ECL	169	177	108	65	83	3,074	3,676

December 31, 2018	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	> 120	Total
Expected credit loss rate	0.06%	1.90%	4.40%	11.90%	85.90%
Estimated total gross carrying amount at default	17,815	6,843	2,814	2,778	3,801	34,051
Lifetime ECL	107	130	124	331	3,265	3,957

Rollforward of the Allowance for Doubtful Accounts
The following table shows the movement in ECL that has been recognised for trade receivables in accordance with the simplified approach:

	As of December 31,
	2019	2018	2017

Balance at beginning of year	(3,957)	(609)	(617)
Additions, net of recoveries (note 4.4)	(275)	(3,421)	5
Write-off of receivables	556	73	3
Balance at end of year	(3,676)	(3,957)	(609)